BANK PREMISES, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2018
BANK PREMISES, EQUIPMENT AND SOFTWARE [Abstract]
BANK PREMISES, EQUIPMENT AND SOFTWARE
NOTE G - BANK PREMISES, EQUIPMENT AND SOFTWARE

Following is a summary of Bank premises, equipment and software at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Dollars in thousands
Land, buildings and leasehold improvements	$8,368	$8,358
Computer Equipment	1,148	1,151
Furniture and equipment	1,598	1,580
Work in progress	36	-
Total	11,150	11,089
Less accumulated depreciation	(5,057)	(4,623)
Total	$6,093	$6,466

Depreciation and amortization amounting to $461,000 and $441,000 for the years ended December 31, 2018 and 2017, respectively, is included in occupancy and equipment expense.